Long-Term Debt and Other Financial Liabilities, November 2021 Piraeus Bank Loan Facility (Details) - November 2021 Piraeus Bank Loan Facility [Member] $ in Thousands		12 Months Ended
	Nov. 12, 2021 USD ($)	Dec. 31, 2022 USD ($) Installment
Senior Long-Term Debt [Abstract]
Face amount	$ 16,850
Term of loan		5 years
Balloon payment		$ 6,100
Minimum liquidity to be maintained in earnings account		$ 850
Market value of vessels plus additional security as percentage of aggregate outstanding loan		1.30
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		4
Installment payment		$ 1,000
Second Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		2
Installment payment		$ 750
Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		14
Installment payment		$ 375
Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio		85.00%
LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.05%	2.95%